Related Party Transactions - Narrative (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Officers
Disclosure of transactions between related parties [line items]
Accounts payable	$ 287,063	$ 404,296
Telescope Innovations Corp
Disclosure of transactions between related parties [line items]
Accounts payable	$ 793,310	$ 0
Telescope Innovations Corp | MSA
Disclosure of transactions between related parties [line items]
Funding period	1 year
Amount of costs incurred	$ 755,533